Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Institutional Class Shares
Trading Symbol	BUIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Institutional Class for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional Class (the “Class”) returned 12.21% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.23%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.06%
Class NAV Performance	12.21%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $100,000 investment)
* Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Institutional Class	12.21%	10.54%	9.06%
S&P 500® Index	21.45%	17.64%	15.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.
Net Assets	$ 401,287,103
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,234,366
Investment Company, Portfolio Turnover	83.02%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Investor Class Shares
Trading Symbol	BUMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Investor Class for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Investor Class (the “Class”) returned 11.94% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.21%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.06%
Class NAV Performance	11.94%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Investor Class	11.94%	10.25%	8.85%
S&P 500® Index	21.45%	17.64%	15.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.
Net Assets	$ 401,287,103
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,234,366
Investment Company, Portfolio Turnover	83.02%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class A Shares
Trading Symbol	BUAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class A (without load) (the “Class”) returned 11.98% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.25%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.06%
Class NAV Performance	11.98%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class A (without load)	11.98%	10.27%	8.74%
Class A (with load)	5.54%	8.97%	7.86%
S&P 500® Index	21.45%	17.64%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.
Net Assets	$ 401,287,103
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,234,366
Investment Company, Portfolio Turnover	83.02%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class C Shares
Trading Symbol	BUCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class C for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.96%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class C (the “Class”) returned 11.09% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.11%
Expenses (annual expense ratio)	-1.96%
Commissions	-0.06%
Class NAV Performance	11.09%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class C	11.09%	9.43%	7.84%
S&P 500® Index	21.45%	17.64%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Net Assets	$ 401,287,103
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,234,366
Investment Company, Portfolio Turnover	83.02%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class Y Shares
Trading Symbol	BUYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class Y (the “Class”) returned 12.53% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.30%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.06%
Class NAV Performance	12.53%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class Y	12.53%	10.81%	9.27%
S&P 500® Index	21.45%	17.64%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Net Assets	$ 401,287,103
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,234,366
Investment Company, Portfolio Turnover	83.02%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Institutional Class Shares
Trading Symbol	ENGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Institutional Class Shares for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional Class (the “Class”) returned 8.62% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.64%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.06%
Class NAV Performance	8.62%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $100,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Institutional Class	8.62%	9.88%	10.14%
S&P 500® Index	21.45%	17.64%	15.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Net Assets	$ 128,878,207
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 598,125
Investment Company, Portfolio Turnover	77.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Investor Class Shares
Trading Symbol	ENGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Investor Class Shares for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Investor Class (the “Class”) returned 8.36% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.63%
Expenses (annual expense ratio)	-1.21% %
Commissions	-0.06%
Class NAV Performance	8.36%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Investor Class	8.36%	9.64%	9.87%
S&P 500® Index	21.45%	17.64%	15.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit
Net Assets	$ 128,878,207
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 598,125
Investment Company, Portfolio Turnover	77.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class A Shares
Trading Symbol	ENGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class A Shares for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A (without load)	$126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class A (without load) (the “Class”) returned 8.37% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.64%
Expenses (annual expense ratio)	-1.21% %
Commissions	-0.06%
Class NAV Performance	8.37%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class A (without load)	8.37%	9.41%	9.70%
Class A (with Load)	2.14%	8.12%	8.96%
S&P 500® Index	21.45%	17.64%	15.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Updated Performance Information Location [Text Block]	For more recent performance information visit
Net Assets	$ 128,878,207
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 598,125
Investment Company, Portfolio Turnover	77.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class C Shares
Trading Symbol	ENGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class C Shares for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.96%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class C (the “Class”) returned 7.53% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.55%
Expenses (annual expense ratio)	-1.96% %
Commissions	-0.06%
Class NAV Performance	7.53%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class C	7.53%	8.77%	7.99%
S&P 500® Index	21.45%	13.27%	11.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Updated Performance Information Location [Text Block]	For more recent performance information visit
Net Assets	$ 128,878,207
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 598,125
Investment Company, Portfolio Turnover	77.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class Y Shares
Trading Symbol	ENGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class Y Shares for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class Y (the “Class”) returned 8.93% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.70%
Expenses (annual expense ratio)	-0.71% %
Commissions	-0.06%
Class NAV Performance	8.93%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class Y	8.93%	10.11%	9.41%
S&P 500® Index	21.45%	13.27%	11.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Updated Performance Information Location [Text Block]	For more recent performance information visit
Net Assets	$ 128,878,207
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 598,125
Investment Company, Portfolio Turnover	77.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500 Dividend Aristocrats Target Income Fund
Class Name	Institutional Class Shares
Trading Symbol	KNGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Institutional Class for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional Class (the “Class”) returned -0.08% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.65%
Options Holdings	0.44%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.21%
Class NAV Performance	-0.08%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $100,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Institutional Class	-0.08%	8.72%	8.14%
S&P 500® Index	21.45%	17.64%	15.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.
Net Assets	$ 45,460,310
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 109,183
Investment Company, Portfolio Turnover	422.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500 Dividend Aristocrats Target Income Fund
Class Name	Investor Class Shares
Trading Symbol	KNGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Investor Class for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Investor Class (the “Class”) returned 0.22% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.96%
Options Holdings	0.68%
Expenses (annual expense ratio)	-1.21% -1.21%
Commissions	-0.21% -0.21%
Class NAV Performance	0.22% 0.22%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Investor Class	0.22%	8.57%	7.93%
S&P 500® Index	21.45%	17.64%	15.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.
Net Assets	$ 45,460,310
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 109,183
Investment Company, Portfolio Turnover	422.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500 Dividend Aristocrats Target Income Fund
Class Name	Class A Shares
Trading Symbol	KNGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class A (the “Class”) returned -0.43% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.65%
Options Holdings	0.34%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.21%
Class NAV Performance	-0.43%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class A	-0.43%	8.41%	7.87%
S&P 500® Index	21.45%	17.64%	15.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.
Net Assets	$ 45,460,310
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 109,183
Investment Company, Portfolio Turnover	422.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500 Dividend Aristocrats Target Income Fund
Class Name	Class C Shares
Trading Symbol	KNGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Class C for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.96%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class C (the “Class”) returned -1.18% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.65%
Options Holdings	0.34%
Expenses (annual expense ratio)	-1.96%
Commissions	-0.21%
Class NAV Performance	-1.18%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class C	-1.18%	7.62%	7.04%
S&P 500® Index	21.45%	17.64%	15.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.
Net Assets	$ 45,460,310
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 109,183
Investment Company, Portfolio Turnover	422.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500 Dividend Aristocrats Target Income Fund
Class Name	Class Y Shares
Trading Symbol	KNGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class Y (the “Class”) returned 0.10% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.66%
Options Holding	0.36%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.21%
Class NAV Performance	0.10% 0.10%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class Y	0.10%	8.97%	8.04%
S&P 500® Index	21.45%	17.64%	14.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.
Net Assets	$ 45,460,310
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 109,183
Investment Company, Portfolio Turnover	422.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	BTCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated), Institutional Class for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	0.99%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional Class (the “Class”) returned 35.95% for the period of November 1, 2024 to October 31, 2025. The Class outperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This outperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	37.03%
Expenses (annual expense ratio)	-0.99%
Commissions	-0.09%
Class NAV Performance	35.95%

The Fund holds futures contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $100,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Institutional Class	35.95%	18.32%
S&P 500® Index	21.45%	12.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/products/bitcoin-fund#fund-details.
Net Assets	$ 19,868,288
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	324.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$19,868,288
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	324.56%
¹
Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	81.59%
Cash	21.4%
Derivatives	-3.08%
Other Assets, Net of Liabilities	0.09%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Class Name	Investor Class Shares
Trading Symbol	BTCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated), Investor Class for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.24%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Investor Class (the “Class”) returned 35.61% for the period of November 1, 2024 to October 31, 2025. The Class outperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This outperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	36.94%
Expenses (annual expense ratio)	-1.24%
Commissions	-0.09%
Class NAV Performance	35.61%

The Fund holds futures contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Investor Class	35.61%	18.50%
S&P 500® Index	21.45%	12.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/products/bitcoin-fund#fund-details.
Net Assets	$ 19,868,288
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	324.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$19,868,288
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	324.56%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	81.59%
Cash	21.4%
Derivatives	-3.08%
Other Assets, Net of Liabilities	0.09%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Class Name	Class Y Shares
Trading Symbol	BTCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated), Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	0.89%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class Y (the “Class”) returned 36.13% for the period of November 1, 2024 to October 31, 2025. The Class outperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This outperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	37.11%
Expenses (annual expense ratio)	-0.89%
Commissions	-0.09%
Class NAV Performance	36.13%

The Fund holds futures contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio..

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000,000 investment)
*Inception
Average Annual Return [Table Text Block]	Annual Performance
	1 year	Average Annual Total Return Since Inception
Class Y	36.13%	18.63%
S&P 500® Index	21.45%	12.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.vestfin.com/products/bitcoin-fund#fund-details.
Net Assets	$ 19,868,288
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	324.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$19,868,288
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	324.56%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	81.59%
Cash	21.4%
Derivatives	-3.08%
Other Assets, Net of Liabilities	0.09%

Material Fund Change [Text Block]

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.